Note 8. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments
2013	$80,414
2014	81,942
2015	83,103
2016	83,103
2017	41,857
$370,419